PROPERTY, PLANT AND EQUIPMENT - Disclosure Of Depreciation, Depletion And Amortization On Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, depletion and amortization	$ 7,202	$ 4,528
Depreciation, property, plant and equipment	5,023	6,177
Depreciation, property, plant and equipment before inventory movement	8,948	6,389
Inventory movement	(3,925)	(212)
Recorded in exploration, evaluation and pre-development
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	112	484
Recorded in general and administrative
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	444	346
Recorded in property maintenance
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	1,088	816
Depreciation, depletion and amortization capitalized into properties
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 102	$ 215